UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04494

                                 The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                              Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund decreased 9.8% compared with a decrease of 6.4% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since Inception (3/3/86)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABAX)	(9.81)%	(5.09)%	10.32%	7.20%	6.91%	11.73%
S&P 500 Index	(6.44)	(0.61)	13.34	6.80	3.96	9.98(d)
Dow Jones Industrial Average	(6.97)	(2.12)	11.31	7.13	5.39	10.78(d)
Nasdaq Composite Index	(7.07)	4.16	15.75	9.15	2.53	8.88(d)
Class A (GATAX)	(9.81)	(5.08)	10.31	7.20	6.91	11.73
With sales charge (b)	(15.00)	(10.54)	9.01	6.57	6.49	11.49
Class C (GATCX)	(9.97)	(5.79)	9.50	6.41	6.29	11.40
With contingent deferred sales charge (c)	(10.87)	(6.73)	9.50	6.41	6.29	11.40
Class I (GABIX)	(9.75)	(4.83)	10.59	7.41	7.05	11.80

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.4%
575,000	Aerojet Rocketdyne Holdings Inc.†	$9,303,500
50,000	B/E Aerospace Inc.	2,195,000
5,000	Lockheed Martin Corp.	1,036,550
6,000	Northrop Grumman Corp.	995,700
2,066,100	Rolls-Royce Holdings plc	21,159,514
50,000	The Boeing Co.	6,547,500

		41,237,764

	Agriculture — 0.6%
290,000	Archer Daniels Midland Co.	12,020,500
38,000	Monsanto Co.	3,242,920
6,500	Potash Corp of Saskatchewan Inc.	133,575
25,000	The Mosaic Co.	777,750

		16,174,745

	Airlines — 0.0%
20,000	American Airlines Group Inc.	776,600
100,000	American Airlines Group Inc., Escrow†	125,000

		901,600

	Automotive — 0.5%
50,000	General Motors Co.	1,501,000
627,000	Navistar International Corp.†	7,975,440
93,000	PACCAR Inc.	4,851,810
3,000	Volkswagen AG	351,815

		14,680,065

	Automotive: Parts and Accessories — 4.8%
204,000	BorgWarner Inc.	8,484,360
272,000	Brembo SpA	10,516,130
94,000	CLARCOR Inc.	4,481,920
565,600	Dana Holding Corp.	8,981,728
141,367	Federal-Mogul Holdings Corp.†	965,537
528,000	Genuine Parts Co.	43,765,920
417,500	Johnson Controls Inc.	17,267,800
100,000	Modine Manufacturing Co.†	787,000
119,500	O’Reilly Automotive Inc.†	29,875,000
73,000	Standard Motor Products Inc.	2,546,240
157,000	Superior Industries International Inc.	2,932,760
85,000	Tenneco Inc.†	3,805,450
45,000	Visteon Corp.†	4,555,800

		138,965,645

	Aviation: Parts and Services — 2.6%
900,000	BBA Aviation plc	3,644,656
380,500	Curtiss-Wright Corp.	23,750,810
121,100	Kaman Corp.	4,341,435
48,000	KLX Inc.†	1,715,520
182,300	Precision Castparts Corp.	41,876,133

		75,328,554

Shares		Market Value
	Broadcasting — 1.5%
303,103	CBS Corp., Cl. A, Voting	$13,609,325
18,000	Cogeco Inc.	719,595
26,666	Corus Entertainment Inc., New York, Cl. B	282,126
13,334	Corus Entertainment Inc., Toronto, Cl. B	140,984
120,000	ITV plc	446,562
47,500	Liberty Broadband Corp., Cl. A†	2,443,400
133,682	Liberty Broadband Corp., Cl. C†	6,840,508
195,000	Liberty Media Corp., Cl. A†	6,965,400
295,000	Liberty Media Corp., Cl. C†	10,165,700
10,000	Naspers Ltd., Cl. N	1,248,808
40,000	Sky plc	631,722
366,000	Television Broadcasts Ltd.	1,218,418
40,000	Tokyo Broadcasting System Holdings Inc.	532,822

		45,245,370

	Building and Construction — 0.3%
39,000	Assa Abloy AB, Cl. B	698,463
165,000	Fortune Brands Home & Security Inc.	7,832,550
18,000	Layne Christensen Co.†	117,000

		8,648,013

	Business Services — 3.2%
70,000	Ascent Capital Group Inc., Cl. A†	1,916,600
8,093	Blackhawk Network Holdings Inc.†	343,062
105,100	Blucora Inc.†	1,447,227
200,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,426,000
113,600	Ecolab Inc.	12,464,192
10,000	Edenred	163,085
140,000	Fly Leasing Ltd., ADR	1,848,000
60,000	Landauer Inc.	2,219,400
315,000	Live Nation Entertainment Inc.†	7,572,600
137,000	Macquarie Infrastructure Corp.	10,228,420
233,000	MasterCard Inc., Cl. A	20,997,960
20,000	MOCON Inc.	270,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	122,060
240,000	The Brink’s Co.	6,482,400
1,050,000	The Interpublic Group of Companies Inc.	20,086,500
24,000	Vectrus Inc.†	528,960
64,000	Visa Inc., Cl. A	4,458,240

		92,574,706

	Cable and Satellite — 6.8%
194,400	AMC Networks Inc., Cl. A†	14,224,248
3,700	Cable One Inc.†	1,551,854
1,650,600	Cablevision Systems Corp., Cl. A	53,594,982
3,600	Charter Communications Inc., Cl. A†	633,060
156,000	Comcast Corp., Cl. A	8,873,280
233,000	Comcast Corp., Cl. A, Special	13,336,920
68,000	DigitalGlobe Inc.†	1,293,360
310,200	DISH Network Corp., Cl. A†	18,097,068
112,000	EchoStar Corp., Cl. A†	4,819,360
147,900	Liberty Global plc, Cl. A†	6,350,826

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
530,000	Liberty Global plc, Cl. C†	$21,740,600
7,245	Liberty Global plc LiLAC, Cl. A†	244,084
27,250	Liberty Global plc LiLAC, Cl. C†	933,040
876,000	Rogers Communications Inc., New York, Cl. B	30,204,480
50,000	Rogers Communications Inc., Toronto, Cl. B	1,722,743
212,000	Scripps Networks Interactive Inc., Cl. A	10,428,280
124,000	Shaw Communications Inc., New York, Cl. B	2,405,600
120,000	Shaw Communications Inc., Toronto, Cl. B	2,323,567
28,000	Time Warner Cable Inc.	5,022,360

		197,799,712

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	80,033
79,500	Royce Value Trust Inc.	914,250

		994,283

	Communications Equipment — 0.3%
365,000	Corning Inc.	6,248,800
48,000	Harris Corp.	3,511,200

		9,760,000

	Computer Hardware — 0.2%
187,000	Hewlett-Packard Co.	4,789,070
1,000	Wincor Nixdorf AG	39,221

		4,828,291

	Computer Software and Services — 1.5%
244,000	Diebold Inc.	7,263,880
20,000	DST Systems Inc.	2,102,800
85,000	EarthLink Holdings Corp.	661,300
166,000	eBay Inc.†	4,057,040
55,400	Fidelity National Information Services Inc.	3,716,232
1,600	Google Inc., Cl. A†	1,021,392
5,200	Google Inc., Cl. C†	3,163,784
162,000	Internap Corp.†	993,060
25,000	Microsoft Corp.	1,106,500
150,000	NCR Corp.†	3,412,500
7,992	NetScout Systems Inc.†	282,677
75,000	RealD Inc.†	720,750
85,000	Rockwell Automation Inc.	8,624,950
262,000	Yahoo! Inc.†	7,574,420

		44,701,285

	Consumer Products — 4.7%
34,000	Avon Products Inc.	110,500
30,000	Brunswick Corp.	1,436,700
11,000	Christian Dior SE	2,053,289
172,400	Church & Dwight Co. Inc.	14,464,360
165,000	Coty Inc., Cl. A	4,464,900
415,000	Edgewell Personal Care Co.	33,864,000
387,000	Energizer Holdings Inc.	14,980,770
3,400	Givaudan SA	5,529,448

Shares		Market Value
30,000	Harley-Davidson Inc.	$1,647,000
2,000	Hermes International	726,314
6,400	National Presto Industries Inc.	539,264
48,000	Reckitt Benckiser Group plc	4,347,266
100,000	Sally Beauty Holdings Inc.†	2,375,000
10,000	Svenska Cellulosa AB, Cl. A	276,943
50,000	Svenska Cellulosa AB, Cl. B	1,396,663
1,046,400	Swedish Match AB	31,592,217
10,000	Syratech Corp.†	30
4,000	The Estee Lauder Companies Inc., Cl. A	322,720
195,000	The Procter & Gamble Co.	14,028,300
65,000	Unilever plc, ADR	2,650,700
38,000	Wolverine World Wide Inc.	822,320

		137,628,704

	Consumer Services — 2.1%
5,000	Allegion plc	288,300
100,000	IAC/InterActiveCorp.	6,527,000
475,600	Liberty Interactive Corp. QVC Group, Cl. A†	12,474,988
51,000	Liberty TripAdvisor Holdings Inc., Cl. A†	1,130,670
126,000	Liberty Ventures, Cl. A†	5,084,100
1,150,150	Rollins Inc.	30,904,531
168,000	The ADT Corp.	5,023,200

		61,432,789

	Diversified Industrial — 4.2%
1,400	Acuity Brands Inc.	245,812
5,000	Anixter International Inc.†	288,900
35,000	Blount International Inc.†	194,950
356,700	Crane Co.	16,625,787
115,000	Eaton Corp. plc	5,899,500
80,000	Greif Inc., Cl. A	2,552,800
252,000	Greif Inc., Cl. B	9,744,840
409,500	Honeywell International Inc.	38,775,555
5,000	HRG Group Inc.†	58,650
25,000	Ingersoll-Rand plc	1,269,250
260,000	ITT Corp.	8,691,800
30,000	Jardine Matheson Holdings Ltd.	1,417,500
127,500	Jardine Strategic Holdings Ltd.	3,422,100
154,300	Katy Industries Inc.†	502,247
245,000	Myers Industries Inc.	3,283,000
8,800	Nortek Inc.†	557,128
30,000	Pentair plc	1,531,200
17,500	Sulzer AG	1,714,806
178,000	Textron Inc.	6,699,920
329,000	Toray Industries Inc.	2,826,112
222,000	Trinity Industries Inc.	5,032,740
334,200	Tyco International plc	11,182,332
4,000	Waters Corp.†	472,840

		122,989,769

	Electronics — 1.5%
160,000	Cypress Semiconductor Corp.	1,363,200

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
32,000	Dolby Laboratories Inc., Cl. A	$1,043,200
12,000	Kyocera Corp., ADR	552,240
1,500	Mettler-Toledo International Inc.†	427,110
2,200	Samsung Electronics Co. Ltd., GDR	1,039,500
955,000	Sony Corp., ADR†	23,397,500
41,000	TE Connectivity Ltd.	2,455,490
208,000	Texas Instruments Inc.	10,300,160
25,000	Thermo Fisher Scientific Inc.	3,057,000

		43,635,400

	Energy and Utilities — 4.1%
11,000	Anadarko Petroleum Corp.	664,290
139,000	BP plc, ADR	4,247,840
8,000	Cameron International Corp.†	490,560
181,000	Chevron Corp.	14,277,280
220,000	ConocoPhillips	10,551,200
15,000	CONSOL Energy Inc.	147,000
113,000	Devon Energy Corp.	4,191,170
15,000	Edison International	946,050
219,000	El Paso Electric Co.	8,063,580
110,000	EOG Resources Inc.	8,008,000
235,000	Exxon Mobil Corp.	17,472,250
130,000	GenOn Energy Inc., Escrow†	0
168,000	Halliburton Co.	5,938,800
70,000	Kinder Morgan Inc.	1,937,600
264,500	National Fuel Gas Co.	13,219,710
18,000	NextEra Energy Inc.	1,755,900
56,400	Oceaneering International Inc.	2,215,392
30,000	Patterson-UTI Energy Inc.	394,200
5,000	Phillips 66	384,200
110,000	Rowan Companies plc, Cl. A	1,776,500
36,000	Royal Dutch Shell plc, Cl. A, ADR	1,706,040
100,000	SJW Corp.	3,075,000
130,500	Southwest Gas Corp.	7,610,760
125,000	Spectra Energy Corp.	3,283,750
100,000	The AES Corp.	979,000
26,000	Wartsila OYJ Abp	1,030,494
725,000	Weatherford International plc†	6,148,000

		120,514,566

	Entertainment — 6.7%
195,500	Discovery Communications Inc., Cl. A†	5,088,865
580,000	Discovery Communications Inc., Cl. C†	14,088,200
16,000	DreamWorks Animation SKG Inc., Cl. A†	279,200
2,000	Electronic Arts Inc.†	135,500
810,400	Grupo Televisa SAB, ADR	21,086,608
475,000	Media General Inc.†	6,645,250
128,400	Starz, Cl. A†	4,794,456
407,300	The Madison Square Garden Co., Cl. A†	29,382,622
265,001	Time Warner Inc.	18,218,819
2,127,900	Twenty-First Century Fox Inc., Cl. A	57,410,742

Shares		Market Value
181,000	Twenty-First Century Fox Inc., Cl. B	$4,899,670
448,000	Viacom Inc., Cl. A	19,832,960
25,000	Viacom Inc., Cl. B	1,078,750
515,000	Vivendi SA	12,159,554

		195,101,196

	Environmental Services — 1.7%
75,000	Progressive Waste Solutions Ltd.	1,981,500
647,300	Republic Services Inc.	26,668,760
20,000	Waste Connections Inc.	971,600
400,000	Waste Management Inc.	19,924,000

		49,545,860

	Equipment and Supplies — 6.9%
1,121,900	AMETEK Inc.	58,697,808
12,000	Amphenol Corp., Cl. A	611,520
10,000	AZZ Inc.	486,900
94,000	CIRCOR International Inc.	3,771,280
120,000	Crown Holdings Inc.†	5,490,000
168,000	CTS Corp.	3,109,680
4,670	Danaher Corp.	397,931
663,900	Donaldson Co. Inc.	18,642,312
575,000	Flowserve Corp.	23,655,500
57,000	Graco Inc.	3,820,710
637,400	IDEX Corp.	45,446,620
125,000	Interpump Group SpA	1,663,538
16,000	Lawson Products Inc.†	346,400
136,000	Mueller Industries Inc.	4,022,880
16,000	SEACOR Holdings Inc.†	956,960
180,000	Sealed Air Corp.	8,438,400
2,000	SL Industries Inc.†	68,000
93,000	The Manitowoc Co. Inc.	1,395,000
50,000	The Timken Co.	1,374,500
15,000	The Toro Co.	1,058,100
80,000	The Weir Group plc	1,415,929
24,000	Valmont Industries Inc.	2,277,360
273,200	Watts Water Technologies Inc., Cl. A	14,430,424

		201,577,752

	Financial Services — 10.1%
13,400	Alleghany Corp.†	6,272,674
73,000	AllianceBernstein Holding LP	1,941,800
596,600	American Express Co.	44,225,958
3,500	Ameriprise Financial Inc.	381,955
1,000	Aon plc	88,610
31,900	Argo Group International Holdings Ltd.	1,805,221
52,000	Bank of America Corp.	810,160
203	Berkshire Hathaway Inc., Cl. A†	39,633,720
75,000	BKF Capital Group Inc.†	41,325
45,000	Calamos Asset Management Inc., Cl. A	426,600
65,000	Citigroup Inc.	3,224,650
30,000	Cullen/Frost Bankers Inc.	1,907,400
50,000	First Niagara Financial Group Inc.	510,500

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
170,000	Fortress Investment Group LLC, Cl. A	$943,500
134,000	GAM Holding AG	2,357,993
245,000	H&R Block Inc.	8,869,000
52,000	Interactive Brokers Group Inc., Cl. A	2,052,440
400,000	Janus Capital Group Inc.	5,440,000
250,600	JPMorgan Chase & Co.	15,279,082
95,900	Kinnevik Investment AB, Cl. A	2,760,149
140,000	Kinnevik Investment AB, Cl. B	3,995,962
245,750	KKR & Co. LP	4,123,685
344,000	Legg Mason Inc.	14,313,840
60,000	LendingTree Inc.†	5,581,800
37,000	Leucadia National Corp.	749,620
50,000	Loews Corp.	1,807,000
42,000	M&T Bank Corp.	5,121,900
127,000	Marsh & McLennan Companies Inc.	6,631,940
10,000	Morgan Stanley	315,000
76,000	Northern Trust Corp.	5,180,160
177,000	PayPal Holdings Inc.†	5,494,080
30,000	Popular Inc.	906,900
134,200	State Street Corp.	9,019,582
20,000	SunTrust Banks Inc.	764,800
52,000	T. Rowe Price Group Inc.	3,614,000
666,900	The Bank of New York Mellon Corp.	26,109,135
47,000	The Blackstone Group LP	1,488,490
13,500	The Goldman Sachs Group Inc.	2,345,760
130,000	The Hartford Financial Services Group Inc.	5,951,400
141,000	The PNC Financial Services Group Inc.	12,577,200
10,000	Value Line Inc.	154,900
25,000	W. R. Berkley Corp.	1,359,250
155,000	Waddell & Reed Financial Inc., Cl. A	5,389,350
634,400	Wells Fargo & Co.	32,576,440

		294,544,931

	Food and Beverage — 13.2%
509,700	Brown-Forman Corp., Cl. A	54,532,803
135,000	Brown-Forman Corp., Cl. B	13,081,500
58,000	Campbell Soup Co.	2,939,440
400,000	China Mengniu Dairy Co. Ltd.	1,403,862
36,000	Chr. Hansen Holding A/S	2,010,977
26,000	Coca-Cola Enterprises Inc.	1,257,100
16,500	Coca-Cola HBC AG	348,695
373,000	ConAgra Foods Inc.	15,110,230
70,000	Constellation Brands Inc., Cl. A	8,764,700
12,000	Core-Mark Holding Co. Inc.	785,400
30,000	Crimson Wine Group Ltd.†	271,500
265,000	Danone SA	16,706,670
846,200	Davide Campari-Milano SpA	6,732,308
316,000	Diageo plc, ADR	34,061,640
85,048	Diamond Foods Inc.†	2,624,581
189,000	Dr Pepper Snapple Group Inc.	14,940,450
80,000	Farmer Brothers Co.†	2,180,000

Shares		Market Value
320,000	Flowers Foods Inc.	$7,916,800
41,000	Fomento Economico Mexicano SAB de CV, ADR	3,659,250
516,000	General Mills Inc.	28,963,080
2,300,000	Grupo Bimbo SAB de CV, Cl. A†	5,821,803
10,000	Heineken Holding NV	711,005
112,500	Heineken NV	9,081,157
20,000	Heineken NV, ADR	815,800
29,000	Ingredion Inc.	2,531,990
181,100	ITO EN Ltd.	3,772,508
15,000	John Bean Technologies Corp.	573,750
80,000	Kellogg Co.	5,324,000
79,300	Kerry Group plc, Cl. A	5,922,711
29,500	Keurig Green Mountain Inc.	1,538,130
475,400	Kikkoman Corp.	12,998,058
19,800	LVMH Moet Hennessy Louis Vuitton SE	3,367,369
165,000	Maple Leaf Foods Inc.	2,723,829
27,000	MEIJI Holdings Co. Ltd.	1,967,074
426,000	Mondelēz International Inc., Cl. A	17,836,620
245,000	Morinaga Milk Industry Co. Ltd.	1,015,004
65,000	Nestlé SA	4,885,338
186,000	NISSIN FOODS HOLDINGS CO. LTD.	8,511,983
250,000	Parmalat SpA	644,743
201,000	PepsiCo Inc.	18,954,300
68,500	Pernod Ricard SA	6,902,584
139,000	Post Holdings Inc.†	8,214,900
93,000	Remy Cointreau SA	6,096,913
10,000	SABMiller plc	565,313
66,000	Snyder’s-Lance Inc.	2,226,180
45,000	Suntory Beverage & Food Ltd.	1,719,877
35,000	The Kraft Heinz Co.	2,470,300
140,000	The Coca-Cola Co.	5,616,800
34,000	The Hain Celestial Group Inc.†	1,754,400
21,000	The J.M. Smucker Co.	2,395,890
45,000	The WhiteWave Foods Co.†	1,806,750
550,000	Tingyi (Cayman Islands) Holding Corp.	874,317
169,000	Tootsie Roll Industries Inc.	5,288,010
20,000	Tyson Foods Inc., Cl. A	862,000
220,600	Yakult Honsha Co. Ltd.	10,922,886

		385,005,278

	Health Care — 5.2%
20,000	Aetna Inc.	2,188,200
50,000	Akorn Inc.†	1,425,250
224,000	Alere Inc.†	10,785,600
32,501	Allergan plc†	8,833,961
22,000	AmerisourceBergen Corp.	2,089,780
58,000	Amgen Inc.	8,022,560
25,000	AngioDynamics Inc.†	329,750
15,000	Anthem Inc.	2,100,000
71,000	Baxalta Inc.	2,237,210
57,000	Baxter International Inc.	1,872,450

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	Becton, Dickinson and Co.	$1,326,600
13,000	Biogen Inc.†	3,793,530
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,544,565
475,000	BioScrip Inc.†	888,250
100,000	Boston Scientific Corp.†	1,641,000
125,000	Bristol-Myers Squibb Co.	7,400,000
17,000	Cepheid Inc.†	768,400
78,500	Chemed Corp.	10,477,395
35,000	Cigna Corp.	4,725,700
26,000	CONMED Corp.	1,241,240
53,000	DaVita HealthCare Partners Inc.†	3,833,490
30,000	Eli Lilly & Co.	2,510,700
19,000	Endo International plc†	1,316,320
44,000	Exactech Inc.†	766,920
40,000	Express Scripts Holding Co.†	3,238,400
20,000	Gerresheimer AG	1,457,991
70,000	HCA Holdings Inc.†	5,415,200
30,500	Henry Schein Inc.†	4,047,960
10,000	Humana Inc.	1,790,000
40,000	Indivior plc	137,115
91,500	Johnson & Johnson	8,541,525
100,000	Kindred Healthcare Inc.	1,575,000
5,000	Laboratory Corp. of America Holdings†	542,350
20,000	McKesson Corp.	3,700,600
3,000	Mead Johnson Nutrition Co.	211,200
43,020	Medtronic plc	2,879,759
145,000	Merck & Co. Inc.	7,161,550
64,000	Mylan NV†	2,576,640
30,000	Myriad Genetics Inc.†	1,124,400
97,757	NeoGenomics Inc.†	560,148
30,432	Orthofix International NV†	1,027,080
30,000	Owens & Minor Inc.	958,200
42,000	Patterson Companies Inc.	1,816,500
40,000	Pfizer Inc.	1,256,400
40,000	Quality Systems Inc.	499,200
44,000	Quidel Corp.†	830,720
400	Regeneron Pharmaceuticals Inc.†	186,056
76,000	Roche Holding AG, ADR	2,504,200
32,000	Stryker Corp.	3,011,200
119,396	Tenet Healthcare Corp.†	4,408,100
25,000	UnitedHealth Group Inc.	2,900,250
29,000	William Demant Holding A/S†	2,410,387
92,000	Wright Medical Group Inc.†	1,933,840
21,000	Zimmer Biomet Holdings Inc.	1,972,530
15,000	Zoetis Inc.	617,700

		153,411,072

	Home Furnishings — 0.0%
50,000	Blyth Inc.†	298,500

Shares		Market Value
	Hotels and Gaming — 1.3%
17,000	Accor SA	$793,269
56,000	Belmond Ltd., Cl. A†	566,160
20,000	Churchill Downs Inc.	2,676,200
730,000	Genting Singapore plc	371,912
10,000	Homeinns Hotel Group, ADR†	287,400
45,000	Hyatt Hotels Corp., Cl. A†	2,119,500
55,000	Interval Leisure Group Inc.	1,009,800
80,000	Las Vegas Sands Corp.	3,037,600
5,286,375	Mandarin Oriental International Ltd.	8,061,722
400,000	MGM Resorts International†	7,380,000
89,000	Starwood Hotels & Resorts Worldwide Inc.	5,916,720
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,255,469
80,000	Universal Entertainment Corp.	1,404,410
10,000	Wyndham Worldwide Corp.	719,000
11,000	Wynn Resorts Ltd.	584,320

		37,183,482

	Machinery — 2.7%
121,500	Caterpillar Inc.	7,941,240
257,200	CNH Industrial NV, Brsaltaliana	1,674,086
1,494,168	CNH Industrial NV, New York	9,741,975
455,000	Deere & Co.	33,670,000
10,000	Kennametal Inc.	248,900
26,000	Mueller Water Products Inc., Cl. A	199,160
750,000	Xylem Inc.	24,637,500
15,000	Zebra Technologies Corp., Cl. A†	1,148,250

		79,261,111

	Manufactured Housing and Recreational Vehicles — 0.1%
31,500	Cavco Industries Inc.†	2,144,835
27,000	Nobility Homes Inc.†	318,735
42,000	Skyline Corp.†	120,960

		2,584,530

	Metals and Mining — 1.0%
56,000	Agnico Eagle Mines Ltd.	1,417,920
400,000	Alcoa Inc.	3,864,000
308,000	Barrick Gold Corp.	1,958,880
40,000	Cliffs Natural Resources Inc.	97,600
95,000	Franco-Nevada Corp.	4,181,900
190,000	Freeport-McMoRan Inc.	1,841,100
60,000	Kinross Gold Corp.†	103,200
40,000	New Hope Corp. Ltd.	49,554
559,800	Newmont Mining Corp.	8,995,986
50,000	Peabody Energy Corp.	69,000
135,000	Royal Gold Inc.	6,342,300
98,000	Silver Wheaton Corp.	1,176,980
190,000	Turquoise Hill Resources Ltd.†	484,500

		30,582,920

	Publishing — 0.8%
3,500	Graham Holdings Co., Cl. B	2,019,500
60,000	Il Sole 24 Ore SpA†	45,925

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
18,000	Journal Media Group Inc.	$135,000
132,000	McGraw Hill Financial Inc.	11,418,000
66,000	Meredith Corp.	2,810,280
215,000	News Corp., Cl. A	2,713,300
200,000	News Corp., Cl. B	2,564,000
100,000	The E.W. Scripps Co., Cl. A	1,767,000
17,000	The New York Times Co., Cl. A	200,770

		23,673,775

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	518,760
75,000	Forest City Enterprises Inc., Cl. A†	1,509,750
104,000	Griffin Industrial Realty Inc.	2,571,920
239,000	The St. Joe Co.†	4,572,070

		9,172,500

	Real Estate Investment Trusts — 0.3%
15,000	Communications Sales & Leasing Inc.†	268,500
14,422	Host Hotels & Resorts Inc.	228,012
70,000	Ryman Hospitality Properties Inc.	3,446,100
128,000	Weyerhaeuser Co.	3,499,520

		7,442,132

	Retail — 3.6%
95,000	Aaron’s Inc.	3,430,450
114,000	AutoNation Inc.†	6,632,520
108,000	Costco Wholesale Corp.	15,613,560
246,000	CST Brands Inc.	8,280,360
283,800	CVS Health Corp.	27,381,024
395,000	Hertz Global Holdings Inc.†	6,608,350
50,000	HSN Inc.	2,862,000
305,000	J.C. Penney Co. Inc.†	2,833,450
45,000	Krispy Kreme Doughnuts Inc.†	658,350
700,000	Lianhua Supermarket Holdings Ltd., Cl. H†	323,353
161,000	Macy’s Inc.	8,262,520
50,000	Murphy USA Inc.†	2,747,500
5,000	Outerwall Inc.	284,650
55,100	Penske Automotive Group Inc.	2,669,044
14,857	Rush Enterprises Inc., Cl. B†	346,317
50,000	The Cheesecake Factory Inc.	2,698,000
35,000	The Home Depot Inc.	4,042,150
129,200	The Kroger Co.	4,660,244
34,000	Walgreens Boots Alliance Inc.	2,825,400
100,000	Whole Foods Market Inc.	3,165,000

		106,324,242

	Specialty Chemicals — 1.8%
21,000	Airgas Inc.	1,875,930
12,000	Ashland Inc.	1,207,440
220,000	Chemtura Corp.†	6,296,400
611,000	Ferro Corp.†	6,690,450
110,000	General Chemical Group Inc.†	1,430

Shares		Market Value
181,000	H.B. Fuller Co.	$6,143,140
130,000	International Flavors & Fragrances Inc.	13,423,800
400,000	OMNOVA Solutions Inc.†	2,216,000
11,000	Praxair Inc.	1,120,460
199,500	Sensient Technologies Corp.	12,229,350
42,000	SGL Carbon SE†	667,125

		51,871,525

	Telecommunications — 2.8%
655,000	AT&T Inc.	21,339,900
40,000	CenturyLink Inc.	1,004,800
1,466,247	Cincinnati Bell Inc.†	4,574,691
220,000	Deutsche Telekom AG, ADR	3,909,400
30,000	Hellenic Telecommunications Organization SA	261,473
25,000	Hellenic Telecommunications Organization SA, ADR	110,000
75,200	Level 3 Communications Inc.†	3,285,488
55,500	Loral Space & Communications Inc.†	2,612,940
6,000	Orange SA, ADR	90,720
100,000	Pharol SGPS SA†	29,835
245,000	Sprint Corp.†	940,800
3,007,800	Telecom Italia SpA†	3,703,748
175,000	Telecom Italia SpA, ADR†	2,149,000
46,500	Telefonica Brasil SA, ADR	424,545
267,401	Telefonica SA, ADR	3,219,508
1,037,510	Telephone & Data Systems Inc.	25,896,250
153,000	Verizon Communications Inc.	6,657,030
52,000	VimpelCom Ltd., ADR	213,980

		80,424,108

	Transportation — 0.5%
307,000	GATX Corp.	13,554,050
4,000	Kansas City Southern	363,520
46,000	Providence and Worcester Railroad Co.	728,640

		14,646,210

	Wireless Communications — 0.7%
115,000	America Movil SAB de CV, Cl. L, ADR	1,903,250
12,000	Millicom International Cellular SA	750,720
45,000	Millicom International Cellular SA, SDR	2,811,845
235,000	NTT DoCoMo Inc.	3,904,097
20,000	Tim Participacoes SA, ADR	189,000
58,000	T-Mobile US Inc.†	2,308,980
180,289	United States Cellular Corp.†	6,387,639
45,000	Vodafone Group plc, ADR	1,428,300

		19,683,831

	TOTAL COMMON STOCKS	2,920,376,216

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	644,548

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	$200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
255,000	Kinder Morgan Inc., expire 05/25/17†	234,600

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(a)	261,000

	TOTAL WARRANTS	495,600

Market Value

TOTAL INVESTMENTS — 100.0% (Cost $1,329,106,914)	$2,921,516,564

Aggregate tax cost	$1,342,807,466

Gross unrealized appreciation	$1,677,603,275
Gross unrealized depreciation	(98,894,177)

Net unrealized appreciation/depreciation	$1,578,709,098

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of the Rule 144A security amounted to $261,000 or 0.00% of total investments.
†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs			Total Market Value at 9/30/15
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$ 776,600	$ 125,000	—	$ 901,600
Consumer Products	137,628,674	—	$ 30	137,628,704
Diversified Industrial	122,487,522	502,247	—	122,989,769
Energy and Utilities	120,514,566	—	0	120,514,566
Manufactured Housing and Recreational Vehicles	2,265,795	318,735	—	2,584,530
Specialty Chemicals	51,870,095	1,430	—	51,871,525
Other Industries (a)	2,483,885,522	—	—	2,483,885,522

Total Common Stocks	2,919,428,774	947,412	30	2,920,376,216

Preferred Stocks (a)	644,548	—	—	644,548
Rights (a)	—	—	200	200
Warrants (a)	234,600	261,000	—	495,600

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,920,307,922	$1,208,412	$230	$2,921,516,564

(a)     Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2015, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2015, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q315QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/25/2015

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/25/2015

* Print the name and title of each signing officer under his or her signature.